Ballard Power Systems Europe A/S non-controlling interests	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [abstract]
Debt to Ballard Power Systems Europe A/S non-controlling interests
Ballard Power Systems Europe A/S non-controlling interests:
On January 5, 2017, the Corporation purchased all of the shares in its European subsidiary held by Dansk Industri Invest A/S (previously Dantherm Air Handling A/S) for a nominal amount. As a result, the Corporation now owns 100% of it subsidiary in Europe, BPSE (formerly Dantherm Power A/S) effective January 5, 2017. The Corporation previously held 57% of the shares in BPSE before purchasing the remaining 43% of shares from Dansk Industri Invest A/S.
The Corporation acquired the remaining shares and obtained the cancellation of debt of $521,000 owed by BPSE to Dansk Industri Invest A/S for $47,000. The cancellation of debt and the removal of non-controlling interests were recorded as equity transactions resulting in a net increase of $480,000 to equity. There was no impact on the Corporation's consolidated statement of loss and other comprehensive loss.